Financial Instruments and Risk Management - Disclosure of Offsetting of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Fair value derivative instrument	$ 282	$ 12,553
Cross Currency Swap
Disclosure of offsetting of financial liabilities [line items]
Average contract rate	4.80%
Notional principal amount	$ 11,474
Fair value derivative instrument	$ 282
2012 Interest Rate Cap
Disclosure of offsetting of financial liabilities [line items]
Average contract rate	6.00%	6.00%
Notional principal amount	$ 100,000	$ 100,000
Fair value derivative instrument		$ (179)
2012 Interest Rate Floor #1
Disclosure of offsetting of financial liabilities [line items]
Average contract rate
Notional principal amount	$ 100,000	$ 100,000
Fair value derivative instrument		$ 6,366
2012 Interest Rate Floor #1 | Top of Range
Disclosure of offsetting of financial liabilities [line items]
Average contract rate	3.00%	3.00%
2012 Interest Rate Floor #1 | Bottom of Range
Disclosure of offsetting of financial liabilities [line items]
Average contract rate	0.50%	0.50%
2012 Interest Rate Floor #2
Disclosure of offsetting of financial liabilities [line items]
Notional principal amount	$ 100,000	$ 100,000
Fair value derivative instrument		$ 6,366
2012 Interest Rate Floor #2 | Top of Range
Disclosure of offsetting of financial liabilities [line items]
Average contract rate	3.00%	3.00%
2012 Interest Rate Floor #2 | Bottom of Range
Disclosure of offsetting of financial liabilities [line items]
Average contract rate	0.50%	0.50%